Provisions and Other Contingencies - Additional Information (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure Of Other Provisions [Line Items]
Remediation, restoration, communication, legal services and other Services and costs	$ 38
Contingent Liabilities - Other Than Income Tax Contingent Liability
Disclosure Of Other Provisions [Line Items]
Claims (excluding demands from Income tax authorities)		₨ 7,890	$ 95	₨ 7,000	$ 85
Provision for Post Sales Client Support and Other Provisions
Disclosure Of Other Provisions [Line Items]
Description of expected period to be utilized	1 year